UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21908

The Blue Fund Group

(Exact name of registrant as specified in charter)

590 Madison Avenue, 21st Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio Inc.,

3435 Stelzer Road,

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:             877-490-2583

Date of fiscal year end:                 December 31, 2007

Date of reporting period:                 June 30, 2007

Item 1.	Reports to Stockholders.

The Blue Fund

Invested in meaningful change

Shares of the Funds:
- Are not FDIC insured
- May lose value
- Have no bank guarantee

The Blue Large Cap & Small Cap Funds

Semi-Annual Report

June 30, 2007

The Blue Fund Group

The Blue Large Cap Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS (95.2%):
	Consumer Discretionary (18.5%):
226	Bed Bath & Beyond, Inc.*	$8,134
577	CBS Corp., Class B	19,226
351	Coach, Inc.*	16,634
100	Family Dollar Stores, Inc.	3,432
200	Gannett Co., Inc.	10,990
707	Gap, Inc. (The)	13,504
37	Harman International Industries, Inc.	4,321
100	Hasbro, Inc.	3,141
379	Interpublic Group of Cos., Inc.*	4,321
265	Kimco Realty Corp.	10,088
100	Liz Claiborne, Inc.	3,730
351	Mattel, Inc.	8,877
324	McGraw-Hill Cos., Inc. (The)	22,058
314	Nike, Inc., Class B	18,303
100	Polo Ralph Lauren Corp.	9,811
600	Staples, Inc.	14,238
670	Starbucks Corp.*	17,581
190	Starwood Hotels & Resorts Worldwide, Inc.	12,743
66	V.F. Corp.	6,044
93	Whole Foods Market, Inc.	3,562
200	Wyndham Worldwide Corp.*	7,252

		217,990

	Consumer Staples (9.3%):
153	Clorox Co. (The)	9,501
401	Colgate-Palmolive Co.	26,005
387	Costco Wholesale Corp.	22,647
1,289	CVS Corp.	46,984
89	Estee Lauder Cos., Inc. (The), Class A	4,051

		109,188

	Financials (24.0%):
672	Bank of New York Co., Inc.	27,848
85	Boston Properties, Inc.	8,681
200	CB Richard Ellis Group, Inc., Class A*	7,300
375	E*TRADE Financial Corp.*	8,284
757	Fannie Mae	49,455
500	Freddie Mac	30,350
487	Lehman Brothers Holdings, Inc.	36,291
134	M&T Bank Corp.	14,324
500	Marsh & Mclennan Cos., Inc.	15,440
675	Progressive Corp. (The)	16,153
216	Simon Property Group, Inc.	20,097
400	Sovereign Bancorp, Inc.	8,456
298	State Street Corp.	20,383
87	Vornado Realty Trust	9,556
500	Western Union Co.	10,415

		283,033

	Health Care (5.0%):
111	Applera Corp. (Applied Biosystems Group)	3,390
244	Forest Laboratories, Inc.*	11,138
200	Genzyme Corp.*	12,880
100	Manor Care, Inc.	6,529
388	Stryker Corp.	24,479

		58,416

	Industrials (4.3%):
134	Avery Dennison Corp.	8,908
310	Danaher Corp.	23,405
245	H&R Block, Inc.	5,726
88	L-3 Communications Holdings, Inc.	8,570
100	Pall Corp.	4,599

		51,208

	Information Technology (27.1%):
519	Adobe Systems, Inc.*	20,838
270	Altera Corp.	5,975
493	Apple Computer, Inc.*	60,166
500	Automatic Data Processing, Inc.	24,235
164	Citrix Systems, Inc.*	5,522
241	Electronic Arts, Inc.*	11,404
673	First Data Corp.	21,987
142	Google, Inc., Class A*	74,320
200	IAC/InterActiveCorp.*	6,922
100	Monster Worldwide, Inc.*	4,110
200	Omnicom Group, Inc.	10,584
100	Parametric Technology Corp.*	2,161
300	Paychex, Inc.	11,736
1,190	QUALCOMM, Inc.	51,634
159	SanDisk Corp.*	7,781

		319,375

	Telecommunication Services (0.9%):
86	ADC Telecommunications, Inc.*	1,576
100	CenturyTel, Inc.	4,905
100	Ciena Corp.*	3,613

		10,094

	Utilities (6.1%):
222	Consolidated Edison, Inc.	10,017
369	FPL Group, Inc.	20,937
82	Integrys Energy Group, Inc.	4,160
153	KeySpan Corp.	6,423
302	PG&E Corp.	13,680
277	Sempra Energy	16,407

		71,624

	Total Investments
	(Cost $1,093,378) — 95.2%	1,120,928
	Other assets in excess of liabilities — 4.8%	56,090

	NET ASSETS — 100.0%	$1,177,018

Percentages indicated are based on net assets.

*	Non-income producing security

See notes to financial statements.

1	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS (75.3%):
	Consumer Discretionary (14.0%):
106	1-800-FLOWERS.COM, Inc., Class A*	$1,000
80	99 Cents Only Stores*	1,049
6	Alexander’s, Inc.*	2,426
165	Ameristar Casinos, Inc.	5,732
34	Arbitron, Inc.	1,752
39	Audible, Inc.*	393
220	Blockbuster, Inc.*	948
30	Bright Horizons Family Solutions, Inc.*	1,167
33	Buckle, Inc. (The)	1,300
33	Build-A-Bear Workshop, Inc.*	863
85	Callaway Golf Co.	1,514
54	Catalina Marketing Corp.	1,701
171	Charming Shoppes, Inc.*	1,852
505	Charter Communications, Inc., Class A*	2,045
14	Cherokee, Inc.	512
132	Citadel Broadcasting Corp.	851
33	Cole (Kenneth) Productions, Inc.	815
38	Conn’s, Inc.*	1,085
22	CoStar Group, Inc.*	1,163
20	Courier Corp.	800
18	CRA International, Inc.*	868
81	Crawford & Co., Class B	548
59	Dover Motorsports, Inc.	358
60	Emmis Communications Corp., Class A	553
46	Entercom Communications Corp.	1,145
121	Entravision Communications Corp.*	1,262
37	Ethan Allen Interiors, Inc.	1,267
78	Gray Television, Inc.	723
50	Great Wolf Resorts, Inc.*	713
37	Gymboree*	1,458
37	Haverty Furniture Cos., Inc., Class A	432
21	IHOP Corp.	1,143
63	Interface	1,188
40	K-Swiss, Inc., Class A	1,133
44	Kimball International, Inc., Class B	616
37	Landry’s Restaurants, Inc.	1,120
22	Lifetime Brands, Inc.	450
82	Lin TV Corp., Class A*	1,542
35	Marcus Corp.	832
31	Monarch Casino & Resort, Inc.*	832
29	Movado Group, Inc.	978
44	MTR Gaming Group, Inc.*	678
65	New York & Co., Inc.*	712
22	Noble International Ltd.	450
116	Opsware, Inc.*	1,103
37	Overstock.com, Inc.*	676
155	Pinnalce Entertainment, Inc.*	4,363
23	Pre-Paid Legal Services, Inc.*	1,479
46	Priceline.com, Inc.*	3,162
113	Radio One, Inc.*	798
39	RARE Hospitality International, Inc.*	1,044
49	Scholastic Corp.*	1,761
62	Select Comfort Corp.*	1,006
85	Source Information Mgmt. Co.*	423
104	Spanish Broadcasting System, Inc., Class A*	447
39	Stamps.com, Inc.*	537
50	Stein Mart, Inc.	613
13	Steinway Musical Instruments, Inc.	450
24	Steven Madden Ltd.	786
23	Syms Corp.*	454
46	Tarragon Corp.*	389
53	Tenneco Automotive, Inc.*	1,857
102	Triarc Cos., Inc.	1,601
53	Warnaco Group, Inc. (The)*	2,085
35	West Marine, Inc.*	482
181	World Wrestling Entertainment, Inc.	2,894
32	Zumiez, Inc.*	1,209

		79,588

	Consumer Staples (2.1%):
47	AFC Enterprises, Inc.*	813
5	Arden Group, Inc., Class A	682
22	Boston Beer Company, Inc., Class A*	866
47	Elizabeth Arden, Inc.*	1,140
12	Green Mountain Coffee Roasters, Inc.*	945
45	Hain Celestial Group, Inc., (The)*	1,221
30	J & J Snack Foods Corp	1,132
12	Maui Land & Pineapple Co.*	441
73	National Beverage Corp.*	843
18	NBTY, Inc.*	778
669	Revlon, Inc.*	916
49	United Natural Foods, Inc.*	1,302
27	WD-40 Co.	887

		11,966

	Diversified REIT’s (0.4%):
77	Investors Real Estate Trust	795
61	Lexington Realty Trust	1,269

		2,064

	Energy (1.5%):
30	Carrizo Oil & Gas, Inc.*	1,244
61	Encore Acquisition Co.*	1,696
22	Gulf Island Fabrication, Inc.	763
60	Harvest Natural Resources, Inc.*	715
22	Kadant, Inc.*	686
24	MGE Energy, Inc.	784
18	Petroleum Development Corp.*	855
141	Plug Power, Inc.*	443
34	South Jersey Industries, Inc.	1,203

		8,389

	Financials (12.8%):
94	Advance American Cash Advance
	Centers, Inc.	1,668
116	Apollo Investment Corp.	2,496
22	ASTA Funding, Inc.	845
22	Bancorp, Inc.(The)*	492
27	Bank of the Ozarks, Inc.	753
42	BankUnited Financial Corp., Class A	843

See notes to financial statements.

Annual Report : June 30, 2007	2

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

June 30, 2007 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS, continued:
	Financials, continued:
17	Capital Corp. of the West	$407
18	Capitol Bancorp	492
79	Cathay Bancorp, Inc.	2,650
60	Centerline Holding Co.	1,080
35	Central Pacific Financial Corp.	1,155
20	City Holding Co.	767
42	Cohen & Steers, Inc.	1,825
34	Community Bank System, Inc.	681
175	Doral Financial Corp.*	207
42	Electro Rent Corp.	611
12	Farmers Capital Bank Corp.	347
77	First Acceptance Corp.*	782
23	First Bancorp	431
35	First Cash Financial Services, Inc.*	820
45	First Financial Bancorp	675
27	First Indiana Corp.	597
19	FirstFed Financial Corp.*	1,078
190	Fremont General Corp.	2,044
52	Frontier Financial Corp.	1,172
78	Great Southern Bancorp, Inc.	2,110
27	Heartland Financial USA, Inc.	656
23	Independent Bank Corp.	679
64	International Securities Exchange Holdings, Inc.	4,182
34	Irwin Financial Corp.	509
9	ITLA Capital Corp.	469
98	Labranche and Co., Inc.*	723
27	Macatawa Bank Corp.	430
61	MCG Capital Corp.	977
13	Mercantile Bank Corp.	352
42	Nara Bancorp, Inc.	669
44	National Financial Partners Corp.	2,038
146	NewAlliance Bancshares, Inc.	2,149
50	Newcastle Investment Corp.	1,254
40	Oriental Financial Group, Inc.	436
34	Presidential Life Corp.	668
24	PrivateBancorp, Inc.	691
38	ProAssurance Corp.*	2,115
38	Prosperity Bancshares, Inc.	1,245
176	Provident Financial Services, Inc.	2,774
84	R & G Financial Corp., Class B*	311
29	Resource America, Inc., Class A	598
31	Rockville Financial, Inc.	468
54	Santander Bancorp	802
17	Suffolk Bancorp	543
40	SVB Financial Group*	2,124
36	Tanger Factory Outlet Centers, Inc.	1,348
30	TierOne Corp.	903
16	Tompkins Trustco, Inc.	598
148	United Bankshares, Inc.	4,706
67	Universal American Financial Corp.*	1,426
38	Virginia Commerce Bancorp, Inc.*	643
189	W Holding Co., Inc.	499
30	Wintrust Financial Corp.	1,316
143	Zenith National Insurance Corp.	6,734

		73,063

	Health Care (11.5%):
73	Align Technology, Inc.*	1,764
217	Alkermes, Inc.*	3,168
60	Allscripts Healthcare Solutions, Inc.*	1,529
16	Analogic Corp.	1,176
54	Arena Pharmaceuticals, Inc.*	593
21	Bio-Reference Laboratories, Inc.*	574
30	Chemed Corp.	1,989
163	Cubist Pharmaceuticals, Inc.*	3,213
52	Cypress Bioscience, Inc.*	689
25	Datascope Corp.	957
27	Digene Corp.*	1,621
111	Durect Corp.*	427
52	Enzo Biochem, Inc.*	777
80	eResearch Technology, Inc.*	761
97	Exelixis, Inc.*	1,174
91	Idenix Pharmaceuticals, Inc.*	537
53	Illumina, Inc.*	2,151
136	Incyte Corp.*	816
33	Integra LifeSciences Holdings*	1,631
38	Inverness Medical Innovation, Inc.*	1,939
120	Isis Pharmaceuticals, Inc.*	1,162
18	Kensey Nash Corp.*	483
51	Kyphon, Inc.*	2,456
47	L-1 Identity Solutions, Inc.*	961
39	LifeCell Corp.*	1,191
57	Mannkind Corp.*	703
58	Medicines Co.(The)*	1,022
83	Medicis Pharmaceutical Corp., Class A	2,535
37	Medis Technologies, Inc.*	544
32	Molina Healthcare, Inc.*	977
51	Momenta Pharmaceuticals, Inc.*	514
211	Monogram Biosciences, Inc.*	357
74	NPS Pharmaceuticals, Inc.*	306
60	Nuvelo, Inc.*	163
56	Odyssey HealthCare, Inc.*	664
20	Palomar Medical Technologies, Inc.*	694
40	Par Pharmaceutical Cos., Inc.*	1,129
37	Pharmion Corp.*	1,071
27	PolyMedica Corp.	1,103
66	Regeneron Pharmaceuticals, Inc.*	1,183
48	Renovis, Inc.*	173
158	Sunrise Senior Living, Inc.*	6,318
50	TriZetto Group, Inc.*	968
26	United Therapeutics Corp.*	1,658
136	Varian, Inc.*	7,457
21	Vital Images, Inc.*	570
15	Vital Signs, Inc.	833
77	Zymogenetics, Inc.*	1,125

		65,806

See notes to financial statements.

3	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

June 30, 2007 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS, continued:
	Industrials (6.5%):
56	ABM Industries, Inc.	$1,445
22	Advisory Board Co.(The)*	1,222
34	AMERCO*	2,567
53	American Superconductor Corp.*	1,023
46	Apogee Enterprises, Inc.	1,280
31	Ceradyne, Inc.*	2,293
23	Clean Harbors, Inc.*	1,137
32	Coinstar, Inc.*	1,007
67	Comfort Systems USA, Inc.	950
33	EDO Corp.	1,085
261	Entegris, Inc.*	3,101
20	Gehl Co.*	607
26	Greenbrier Cos., Inc. (The)	786
34	Griffon Corp.*	740
29	HEICO Corp.	1,220
40	Hudson Highland Group, Inc.*	856
119	Ionatron, Inc.*	464
56	Knoll, Inc.	1,254
50	Korn/Ferry International*	1,313
29	McGrath Rentcorp	977
35	Mercury Computer Systems, Inc.*	427
41	Mobile Mini, Inc.*	1,197
99	Power-One, Inc.*	394
56	Progressive Gaming International Corp.*	329
55	Simpson Manufacturing Co., Inc.	1,856
93	Sotheby’s	4,280
30	Tennant Co.	1,095
18	United Industrial Corp.	1,080
68	Vicor Corp.	900

		36,885

	Information Technology (17.1%):
526	3Com Corp.*	2,172
42	Actel Corp.*	584
51	Advanced Energy Industries, Inc.*	1,156
34	Advent Software, Inc.*	1,107
85	Aeroflex, Inc.*	1,204
152	American Reprographics Co.*	4,680
109	aQuantive, Inc.*	6,954
37	Argon ST, Inc.*	859
60	Atheros Communications*	1,850
37	Audiovox Corp.*	480
116	Axcelis Technologies, Inc.*	753
23	Badger Meter, Inc.	650
30	Bankrate, Inc.*	1,438
50	Blackbaud, Inc.	1,104
58	Brightpoint, Inc.*	800
556	CMGI, Inc.*	1,084
272	CNET Networks, Inc.*	2,228
208	Cogent, Inc.*	3,056
59	Concur Technologies, Inc.*	1,348
30	Diodes, Inc.*	1,253
53	Ditech Networks, Inc.*	434
64	Echelon Corp.*	1,000
81	eSPEED, Inc., Class A*	700
78	FalconStor Software, Inc.*	823
73	FormFactor, Inc.*	2,796
26	Forrester Research, Inc.*	731
739	Gemstar-TV Guide International, Inc.*	3,636
52	GSI Commerce, Inc.*	1,181
86	iGATE Corp.*	690
200	Informatica Corp.*	2,954
90	infoUSA, Inc.	920
59	InPhonic, Inc.*	275
69	Interwoven Software, Inc.*	969
34	Intevac, Inc.*	723
104	ipass, Inc.*	564
29	Itron, Inc.*	2,260
57	j2 Global Communications, Inc.*	1,989
57	Jupitermedia Corp.*	415
110	Kopin Corp.*	429
30	LodgeNet Entertainment Corp.*	962
60	Magma Design Automation, Inc.*	842
15	MicroStrategy, Inc., Class A*	1,417
105	Midway Games, Inc.*	668
175	Move, Inc.*	784
30	MTS Systems Corp.	1,340
224	Nuance Communications, Inc.*	3,748
27	OSI Systems, Inc.*	738
139	Palm, Inc.*	2,225
95	Parametric Technology Corp.*	2,053
44	PDF Solutions, Inc.*	521
57	Pegasystems, Inc.	623
57	Presstek, Inc.*	455
47	Progress Software Corp.*	1,494
307	Quantum Corp.*	973
214	RealNetworks, Inc.*	1,748
48	Renanissance Learning, Inc.	631
143	Sapient Corp.*	1,105
59	SiRF Technology Holdings, Inc.*	1,224
22	Supertex, Inc.*	690
520	Sycamore Networks, Inc.*	2,090
57	Systemax, Inc.	1,186
290	Tibco Software, Inc.*	2,625
75	United Online, Inc.	1,237
51	Universal Display Corp.*	801
239	UTStarcom, Inc.*	1,341
131	ValueClick, Inc.*	3,859
59	VASCO Data Security International, Inc.*	1,343
37	Virage Logic Corp.*	272

		97,244

	Materials (1.7%):
42	American Vanguard Corp.	602
51	Beacon Roofing Supply, Inc.*	867
156	Hercules, Inc.*	3,065
23	Minerals Technologies, Inc.	1,540
57	Myers Industries, Inc.	1,260

See notes to financial statements.

Annual Report : June 30, 2007	4

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

June 30, 2007 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS, continued:
	Materials, continued:
35	Schnitzer Steel Industries, Inc., Class A	$1,678
38	Symyx Technologies, Inc.*	437
18	Weyco Group	485

		9,934

	Mortgage REIT’s (1.1%):
66	Anthracite Capital, Inc.	772
76	Fieldstone Investment Corp.	277
30	Gramercy Capital Corp.	826
128	MFA Mortgage Investments, Inc.	932
69	NorthStar Realty Finance Corp.	863
40	NovaStar Financial, Inc.	279
32	Rait Financial Trust	833
30	Redwood Trust, Inc.	1,451

		6,233

	Office REIT’s (0.4%):
74	Maguire Properties, Inc.	2,540

	Residential REIT’s (0.1%):
29	Sun Communities, Inc.	863

	Retail REIT’s (1.8%):
37	Acadia Realty Trust	960
42	Glimcher Realty Trust	1,050
47	Kite Realty Group Trust	894
142	Pennsylvania Real Estate Investment Trust	6,295
27	Ramco-Gershenson Properties Trust	970

		10,169

	Specialized REIT’s (1.5%):
46	Hersha Hospitality Trust	544
70	Highland Hospitality Corp.	1,344
66	LaSalle Hotel Properties	2,866
38	LTC Properties, Inc.	864
68	Omega Healthcare Investors, Inc.	1,076
66	U-STORE-IT Trust	1,082
43	Winston Hotels, Inc.	645

		8,421

	Telecommunication Services (0.2%):
78	Syniverse Holdings, Inc.*	1,003

	Utilities (2.6%):
118	Integrys Energy Group, Inc.	5,986
32	New Jersey Resources Corp.	1,633
32	Northwest Natural Gas Co.	1,478
28	UIL Holdings Corp.	927
156	WGL Holdings, Inc.	5,092

		15,116

	Total Investments
	(Cost $409,934) — 75.3%	429,284
	Other assets in excess of liabilities— 24.7%	140,630

	NET ASSETS — 100.0%	$569,914

Percentages indicated are based on net assets.

*	Non-income producing security

See notes to financial statements.

5	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Statements of Assets and Liabilities

June 30, 2007 (Unaudited)

	THE BLUE LARGE CAP FUND		THE BLUE SMALL CAP FUND
Assets:
Investments, at value (cost $1,093,378 and $409,934)	$1,120,928		$429,284
Cash	—		115,734
Dividend income	582		497
Receivable for capital shares issued	10,000		—
Receivable from Investment Adviser	64,318		53,441
Prepaid offering - Net	9,582		9,582
Prepaid expenses	3,812		3,523

Total Assets	1,209,222		612,061

Liabilities:
Payable to custodian	$2,335		$—
Accrued expenses and other payables:
Administration	493		384
Accounting	411		—
Chief Compliance Officer	2,643		4,016
Distribution	242		111
Custodian	5,234		4,288
Trustee	6,798		10,112
Other	14,048		23,236

Total Liabilities	32,204		42,147

Net Assets	$1,177,018		$569,914

Composition of Net Assets:
Capital	$1,129,239		$534,150
Undistributed net investment loss	(1,877)		(1,037)
Accumulated net realized gains from investment transactions	22,106		17,451
Unrealized appreciation from investments	27,550		19,350

Net Assets	$1,177,018		$569,914

Shares Outstanding (no par value, unlimited number of authorized shares)	107,836		52,737

Net Asset Value, Offering and Redemption Price per share	$10.92	(a)	$10.81

(a)	Due to rounding of shares outstanding, the Net Assets divided by shares outstanding does not equal the Net Assets Value per share.

See notes to financial statements.

Annual Report : June 30, 2007	6

The Blue Fund Group

Statements of Operations

For the period ended June 30, 2007 (Unaudited)

	THE BLUE LARGE CAP FUND	THE BLUE SMALL CAP FUND
Investment Income:
Dividends	$4,470	$3,345

Total Investment Income	4,470	3,345

Expenses:
Investment Adviser	$4,248	$3,127
Administration	22,315	17,356
Distribution	1,062	625
Accounting	22,995	24,556
Audit	9,093	10,043
Legal	16,444	16,245
Chief Compliance Officer	18,655	15,088
Custodian	14,470	14,310
Transfer Agent	15,514	13,929
Trustee	12,476	9,441
Insurance	8,171	9,924
Offering	28,051	28,051
Other	10,752	8,560

Total expenses before fee reductions	184,246	171,255

Fees reduced/reimbursed by the Investment Adviser	(177,196)	(166,550)
Custody earnings credit	(649)	(323)

Net Expenses	6,401	4,382

Net Investment Loss	(1,931)	(1,037)

Realized and Unrealized Gains from Investments:
Realized gains from investment transactions	20,636	13,401
Change in unrealized appreciation from investments	14,231	10,916

Net realized/unrealized gains from investments	34,867	24,317

Change in net assets resulting from operations	$32,936	$23,280

See notes to financial statements.

7	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Statements of Changes in Net Assets

	THE BLUE LARGE CAP FUND		THE BLUE SMALL CAP FUND
	For the six months ended June 30, 2007 (Unaudited)	For the period ended December 31, 2006(a)	For the six months ended June 30, 2007 (Unaudited)	For the period ended December 31, 2006(a)
CHANGE IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,931)	$54	$(1,037)	$(177)
Realized gains from investment transactions	20,636	1,470	13,401	4,227
Change in unrealized appreciation from investments	14,231	13,319	10,916	8,434

Change in net assets resulting from operations	32,936	14,843	23,280	12,484

Capital Transactions:
Proceeds from shares issued	872,094	519,037	325,371	521,031
Cost of shares redeemed	(211,842)	(50,050)	(262,202)	(50,050)

Change in net assets from capital share transactions	660,252	468,987	63,169	470,981

Change in net assets	693,188	483,830	86,449	483,465

Net Assets:
Beginning of period	483,830	—	483,465	—

End of period	$1,177,018	$483,830	$569,914	$483,465

Share Transactions:
Issued	81,022	51,268	30,598	51,743
Redeemed	(19,701)	(4,753)	(24,773)	(4,831)

Change in shares	61,321	46,515	5,825	46,912

Undistributed net investment income (loss)	$(1,877)	$54	$(1,037)	$—

(a)	Fund commenced operations on October 2, 2006.

See notes to financial statements.

Annual Report : June 30, 2007	8

The Blue Fund Group

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	THE BLUE LARGE CAP FUND		THE BLUE SMALL CAP FUND
	For the six months ended June 30, 2007 (Unaudited)	For the period ended December 31, 2006 (a)	For the six months ended June 30, 2007 (Unaudited)	For the period ended December 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.40	$10.00	$10.31	$10.00

Investment Operations:
Net investment income (loss)	(0.02)	— (d)	(0.02)	— (d)
Net realized and unrealized gains from investments and securities sold short	0.54	0.40	0.52	0.31

Total from investment operations	0.52	0.40	0.50	0.31

Net Asset Value, End of Period	$10.92	$10.40	$10.81	$10.31

Total Return (b)	5.00%	3.79%*	4.85%	2.89%*

Ratios/Supplementary Data:
Net Assets at end of period (000)	$1,177	$484	$570	$483
Ratio of expenses to average net assets after voluntary and contractual waivers and reimbursements (c)	1.50%	1.50%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)	(0.45)%	0.06%	(0.41)%	(0.18)%
Ratio of expenses to average net assets before voluntary and contractual waivers and reimbursements (c)	43.19%	104.44%	68.40%	99.32%
Portfolio turnover	29%	20%	32%	18%

(a)	Fund commenced operations on October 2, 2006.
(b)	Not annualized for periods less than a year.
(c)	Annualized for periods less than a year.
(d)	Amount less than $0.005.
*	Represents performance beginning on the first day of security trading (October 17, 2006). Total return from commencement of offering of shares was 4.00% and 3.10% for the Large Cap and Small Cap Funds, respectively.

See notes to financial statements.

9	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Notes to Financial Statements

June 30, 2007 (Unaudited)

1. ORGANIZATION

The Blue Fund Group (the “Trust”) was organized as a Massachusetts business trust under the laws of the State of Massachusetts on May 11, 2006. The Trust is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each with its own investment strategy and risk/reward profile: The Blue Large Cap Fund (“Large Cap”) and The Blue Small Cap Fund (“Small Cap”), (individually a “Fund”, collectively the “Funds”).

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide general indemnification. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statement. Actual results could differ from those estimates.

Securities Valuation: The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Securities or other assets for which market quotation are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is an error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by the Investment Advisor under the direction of the Board of Trustees.

Security Transactions and Related Income: Changes in holdings of portfolio securities shall be reflected no later than the first calculation on the first business day following the trade date. However, for financial reporting purposed, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses: Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Trust are allocated among the respective series based on relative net assets or another appropriate basis.

Organization and Offering Expenses: All costs incurred by the Trust in connection with the organization of the Funds, principally professional fees and printing, were paid on behalf of the Trust by Blue Investment Management, LLC and will not be borne by the Funds. Offering expenses totaled $37,633 and $37,633 for the Large Cap and Small Cap, respectively.

Costs incurred in connection with the offering and initial registration of the Trust are amortized on a straight-line basis over the first twelve months after the commencement of operations.

Dividends to Shareholders: Dividends from net investment income, if any, are declared and paid annually by the Funds. Dividends from net realized gains, if any, are declared and distributed at least annually by the Funds. Dividends to shareholders are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their tax-basis treatment; temporary differences do not require reclassification.

Annual Report : June 30, 2007	10

The Blue Fund Group

Notes to Financial Statements, continued

June 30, 2007 (Unaudited)

Federal Income Taxes: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Recently Issued Accounting Pronouncements: As required, effective June 29, 2007 (or applicable effective date), the Fund (or Funds) adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN48 did not impact the Fund’s (or Funds’) net assets or results of operations.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser: Blue Investment Management, LLC (the “Investment Adviser”) serves as the investment adviser to each Fund. Under the terms of the investment advisory agreement, the Investment Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 1.00% and 1.25% of average net assets for the Large Cap and Small Cap Funds, respectively.

Under the terms of the five-year fee waiver and expense limitation agreement, the Investment Adviser has contractually agreed to limit the expenses to the extent that the Funds total annual operating expenses (not including brokerage commissions, hedging transaction fees, and other investment related costs, extraordinary, non-recurring and certain other unusual expenses such as litigation expenses and other extraordinary legal expenses, securities lending fees and expenses and transfer taxes) exceed 1.50% and 1.75% for the Large Cap and Small Cap Funds, respectively. The Investment Adviser is entitled to recoup amounts previously waived or reimbursed within 3 years of the month the initial waiver or reimbursement took place provided that by recouping payments the Investment Adviser does not force the Funds to exceed their current expense limitation agreements.

Administrator: Citi Fund Services Ohio, Inc. (the “Administrator” or “Citi”), a wholly owned subsidiary of Citi, Inc., serves as administrator of the Trust. Effective August 1, 2007, The BISYS Group, Inc. was acquired by and became a wholly-owned subsidiary of Citi. The Trust and the Administrator have entered into a Master Services Agreement, under which the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of the Funds’ activities. Under the terms of the Master Services Agreement, the Administrator is entitled to receive an annual asset-based fee for administration and fund accounting of 13 basis points (0.13%) on the first $250 million in aggregate net assets of all Funds; 10 basis points (0.10%) of aggregate net assets of all Funds from over $250 million to $500 million; 7.5 basis points (0.075%) of aggregate net assets of all Funds in excess of $500 million. The annual asset-based fee is subject to an annual minimum equal to $82,500 for the first Fund plus $67,500 for the second Fund and $82,500 for each Fund in excess of two Funds. Under the Master Services Agreement, Citi also serves as transfer agent and dividend disbursing agent to the Funds. Citi is entitled to receive an annual per-account fee for such services that is applied to each shareholder account on Citi’s transfer agency system, subject to an annual minimum of $17,000 per class. For providing Administration, Fund Accounting and Transfer Agency fees to the Trust, Citi is entitled to an annual minimum fee of $165,000.

Certain officers of the Trust are affiliated with the Administrator. With the exception of the Chief Compliance Officer (as noted below), none of these individuals receives a fee from the Trust for serving as an officer.

Chief Compliance Officer: Citi also provides certain compliance services to the Trust pursuant to a Compliance Services Agreement. For its services, Citi receives an annual fee for the first year of $65,000, plus reimbursement for actual out-of-pocket expenses incurred while providing services to the Trust. This fee increases by $10,000 per year for years two and three of this agreement.

11	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Notes to Financial Statements, continued

June 30, 2007 (Unaudited)

Distributor: The Trust has retained Foreside Distribution Services Limited Partnership (formerly BISYS Fund Services Limited Partnership) (the “Distributor”), a wholly-owned subsidiary of Foreside Distribution Services Limited Partnership and an affiliate of the Administrator, to serve as principal underwriter for the shares of the Funds, pursuant to a Distribution Agreement between the Distributor and the Adviser. Fees for such distribution services are paid to the Distributor by the Adviser.

Distribution Plan: Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Pursuant to the Distribution Plan, each Fund will pay up to 0.25% of its average daily net assets for distribution related expenses. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective classes of shares.

4. PURCHASES AND SALES OF SECURITIES:

Purchases of and proceeds from sales, excluding short-term securities, for the Fund for the period ended June 30, 2007.

Fund	Purchases	Sales
Large Cap Fund	$1,350,165	$282,281
Small Cap Fund	$584,020	$226,140

5. FEDERAL INCOME TAX INFORMATION:

At June 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Fund	$376,234	$18,299	$(4,980)	$13,319
Small Cap Fund	$383,967	$24,405	$(15,971)	$8,434

6. SUBSEQUENT EVENTS:

On May 2, 2007, BISYS Group, Inc., the parent of BISYS Fund Services Ohio, Inc. and BISYS Fund Services Limited Partnership, announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed effective August 1, 2007, at which time the name of the Administrator changed to Citi Fund Services Ohio, Inc.

On August 1, 2007, BISYS Fund Services Limited Partnership was acquired by Foreside Financial Group and renamed Foreside Distribution Services, L.P. That entity now serves as the distributor to the Funds.

Annual Report : June 30, 2007	12

The Blue Fund Group

Additional Information (Unaudited)

June 30, 2007

EXPENSE COMPARISON

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expense Paid During Period* 1/1/07 - 6/30/07	Expense Ratio During Period 1/1/07 - 6/30/07
Large Cap Fund	$1,000.00	$1,050.00	$7.62	1.50%
Small Cap Fund	1,000.00	1,048.50	8.89	1.75%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the actual number of days of operations in the most recent fiscal half-year divided by the number of days in the period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expense Paid During Period* 1/1/07 - 6/30/07	Expense Ratio During Period 1/1/07 - 6/30/07
Large Cap Fund	$1,000.00	$1,017.36	$7.50	1.50%
Small Cap Fund	1,000.00	1,016.12	8.75	1.75%

*	Expenses are equal to the average account value times the Funds’ annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

13	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Additional Information, continued

June 30, 2007

This report is for the information of the shareholders of The Blue Fund. Its use in connection with any offering of the Funds’ shares is authorized only in case of concurrent or prior delivery of the Funds’ current prospectus.

Statement Regarding Availability of Quarterly Portfolio Schedule

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-877-490-2583 or on the Securities and Exchange Commission’s website at http://www.sec.gov. A copy of the Fund’s voting record for the 12-month period ending June 30, 2007 will be available at the SEC’s website at www.sec.gov.

Annual Report : June 30, 2007	14

INVESTMENT ADVISOR

Blue Investment Management, LLC

590 Madison Avenue, 21st floor

New York, New York 10022

ADMINISTRATOR AND TRANSFER AGENT

Citi Fund Services, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.

3435 Stelzer Road

Columbus, Ohio 43219

CUSTODIAN

The Bank of New York

P.O. Box 11555

New York, New York 10286-1555

COUNSEL

Day Pitney LLP

One International Place

Boston, Massachussetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

For additional information, call 1-877-490-2583.

This material must be preceded or accompanied by a current prospectus.

590 Madison Ave., 21ST Floor New York, NY 10022	P 212 521 4477 F 212 521 4099	www.bluefund.com

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee of Listed Registrants.

Not applicable.

Item 4.	Schedule of Investments.

Not applicable.

Item 5.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 6.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 7.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 8.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 9.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.	Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Blue Fund Group

By (Signature and Title)*	/s/ Daniel de F. Adamson
Daniel de F. Adamson, President

Date August 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel de F. Adamson
Daniel de F. Adamson, President

Date August 31, 2007

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date August 31, 2007

*	Print the name and title of each signing officer under his or her signature.